Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		£ 7,402,000	£ 35,546,000
Expensed/(credited) to statement of profit or loss (Note 10)		(4,801,000)	(29,431,000)	£ 64,019,000
Expensed/(credited) to other comprehensive income (Note 10)		1,018,000	1,287,000	(1,448,000)
Credit relating to share-based payments		(315,000)
Net deferred tax liability/(asset) at end of year		£ 3,304,000	7,402,000	35,546,000
US
Movements in net deferred tax asset
Expensed/(credited) to statement of profit or loss (Note 10)				61,757,000
Expensed/(credited) to other comprehensive income (Note 10)				£ (3,395,000)
Tax rate		21.00%		21.00%
Unrecognised deferred tax assets		£ 90,548,000	87,609,000
US | Foreign tax credits
Movements in net deferred tax asset
Unrecognised deferred tax assets		20,553,000
US | Net operating losses and interest restriction
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		(7,851,000)	(3,359,000)
Expensed/(credited) to statement of profit or loss (Note 10)		875,000	(4,492,000)
Net deferred tax liability/(asset) at end of year		(6,976,000)	(7,851,000)	£ (3,359,000)
Unrecognised deferred tax assets		56,071,000
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		4,575,000
Expensed/(credited) to statement of profit or loss (Note 10)		(1,779,000)	4,575,000
Net deferred tax liability/(asset) at end of year		2,796,000	4,575,000
US | Intangible assets
Movements in net deferred tax asset
Unrecognised deferred tax assets		3,112,000
US | Property, plant and equipment
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		3,276,000	3,359,000
Expensed/(credited) to statement of profit or loss (Note 10)		904,000	(83,000)
Net deferred tax liability/(asset) at end of year		4,180,000	3,276,000	3,359,000
US | General accruals not paid within 8.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets		3,488,000
US | Salary not paid with 2.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets		4,089,000
US | Other
Movements in net deferred tax asset
Unrecognised deferred tax assets		3,235,000
UK
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		7,402,000	35,546,000
Expensed/(credited) to statement of profit or loss (Note 10)		(4,801,000)	(29,431,000)	2,262,000
Expensed/(credited) to other comprehensive income (Note 10)		1,018,000	1,287,000	1,947,000
Credit relating to share-based payments		(315,000)
Net deferred tax liability/(asset) at end of year		£ 3,304,000	£ 7,402,000	35,546,000
Tax rate	25.00%	20.50%	19.00%
Unrecognised deferred tax assets		£ 0	£ 0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		380,000	609,000
Expensed/(credited) to statement of profit or loss (Note 10)		1,222,000	(229,000)
Net deferred tax liability/(asset) at end of year		1,602,000	380,000	609,000
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		16,359,000	15,000,000
Expensed/(credited) to statement of profit or loss (Note 10)		(622,000)	1,359,000
Net deferred tax liability/(asset) at end of year		15,737,000	16,359,000	15,000,000
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		17,477,000	17,482,000
Expensed/(credited) to statement of profit or loss (Note 10)		(5,000)	(5,000)
Net deferred tax liability/(asset) at end of year		17,472,000	17,477,000	17,482,000
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		16,811,000	17,442,000
Expensed/(credited) to statement of profit or loss (Note 10)		(631,000)	(631,000)
Net deferred tax liability/(asset) at end of year		16,180,000	16,811,000	17,442,000
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		(44,567,000)	(12,180,000)
Expensed/(credited) to statement of profit or loss (Note 10)		(2,290,000)	(32,427,000)
Expensed/(credited) to other comprehensive income (Note 10)		349,000	40,000
Net deferred tax liability/(asset) at end of year		(46,508,000)	(44,567,000)	(12,180,000)
UK | Other
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		942,000	(2,807,000)
Expensed/(credited) to statement of profit or loss (Note 10)		(2,475,000)	2,502,000
Expensed/(credited) to other comprehensive income (Note 10)		669,000	1,247,000
Credit relating to share-based payments		(315,000)
Net deferred tax liability/(asset) at end of year		(1,179,000)	£ 942,000	£ (2,807,000)
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax liability/(asset) at end of year		£ 3,304,000